Document and Entity Information	Mar. 20, 2022
Cover [Abstract]
Entity Registrant Name	HUTTIG BUILDING PRODUCTS INC
Amendment Flag	false
Entity Central Index Key	0001093082
Document Type	8-K
Document Period End Date	Mar. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-14982
Entity Tax Identification Number	43-0334550
Entity Address, Address Line One	555 Maryville University Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	(314)
Local Phone Number	216-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false